Commitments - Summary of Other Commitments (Details) $ in Millions	Dec. 31, 2017 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, year 1	$ 0
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	2,300
Other commitment, thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, year 1	177
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, year 1	325
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment	154
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment	16
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment	6
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment	$ 1